Offerings	Feb. 12, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Exelon Corporation Debt Securities
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Exelon Corporation Common Stock
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Exelon Corporation Stock Purchase Contracts
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Exelon Corporation Stock Purchase Units
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Exelon Corporation Preferred Stock
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Exelon Corporation Depositary Shares
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Commonwealth Edison Company Debt Securities
Fee Rate	0.01531%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 12,575,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,925,232.50
Offering Note	There is being registered hereby such indeterminate amount of the identified classes of securities as may from time to time be issued at indeterminate prices. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fee are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by the registrants in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates.